(Loss) Earnings Per Share Amounts - Additional Information (Detail)	12 Months Ended			12 Months Ended
	Mar. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2012 Class A Subordinate Voting Shares [Member]	Mar. 31, 2011 Class A Subordinate Voting Shares [Member]
Earnings Per Share [Line Items]
Options outstanding	1,416,000	3,088,195	3,000,657	3,000,657	1,416,000
Options in the Money				375,959	137,000
Retroactive effect on shares outstanding	One-for-two